Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,873.7	$ 1,751.4
Accumulated depreciation	876.3	806.2
Depreciation	104.2	103.6	92.8
Property Under Capital Lease
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17.8	17.0
Accumulated depreciation	15.8	14.3
Demonstration Equipment
Property, Plant and Equipment [Line Items]
Depreciation	$ 3.6	$ 3.4	$ 3.9